Shareholders’ Equity	6 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 11 — SHAREHOLDERS’ EQUITY

Ordinary shares

In FY2021, the company issued a total of 10,000 ordinary shares; In FY2022, the company issued a total of 23,990,000 ordinary shares; In FY2024, the company issued 3,000,000 ordinary shares; In FY2025, the company issued 2,700,000 ordinary shares, carried out a 1-for-16 reverse stock split, and then issued an additional 18,823,535 ordinary shares. As a result, the Company had 20,784,142 ordinary shares issued and outstanding as of June 30, 2025.

On July 30, 2025, the Company adopted the 2025 Equity Incentive Plan (the “ESOP”), and the number of ordinary shares of USD0.0016 each of the Company (the “Shares”) authorized and deliverable under the ESOP was 9,500,000. The ESOP provided for the grant of awards to eligible employees, consultants and advisors.

On August 4, 2025, the Company granted a total of 9,500,000 Ordinary Shares with $2.94 per share which can be vested immediately to two employees and five consultants of the Company. Since the ESOP agreement impose a five year-service for five consultants, the Company estimated the fair value of the shares issued based on the granted date at $20,098,656, of which $1,862,204 were recorded as share-based compensation expense in the six months ended December 31, 2025, and the remaining was recorded as prepaid share-based payment. The prepaid services will be expensed over the attribution period of the remaining consulting service period. Such expense is included in the General and administrative expenses within the unaudited interim consolidated statements of operations and comprehensive loss. The ESOP granted to two employees are rewards based on their past contributions to the Company, and no restrictions related to employees’ termination, the Company estimated the fairs value of the shares issued based on the granted date at $7,816,144, of which all were recorded as share-based compensation expense in the six months ended December 31, 2025.

On November 4, 2025, the shareholder and board resolution of the Company approved below issues: 1) the increase of the Company’s authorized share capital from USD 1,000,000 divided into 625,000,000 ordinary shares of par value USD 0.0016 each to USD 250,000,000 divided into 156,250,000,000 ordinary shares of par value USD 0.0016 each by the creation of additional 155,625,000,000 ordinary shares of par value USD 0.0016 each; and 2) authorized share capital of the Company to be changed from USD 250,000,000 divided into 156,250,000,000 ordinary shares of par value USD 0.0016 each, to USD 250,000,000 divided into 151,250,000,000 class A ordinary shares of par value USD 0.0016 each and 5,000,000,000 class B ordinary shares of par value USD 0.0016 each; and the Re-designation of all the issued and outstanding ordinary shares of par value USD 0.0016 each in the capital of the Company (the Ordinary Shares) into Class A ordinary shares of USD 0.0016 par value each; 3) the repurchase of 7,659,535 Class A ordinary shares together with the issuance of 7,659,535 Class B ordinary shares. As foregoing, the Company had 22,624,607 Class A ordinary shares and 7,659,535 Class B ordinary shares issued and outstanding as of December 31, 2025. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting and conversion rights. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to twenty (20) votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

The change in authorized share capital and the designation of ordinary shares into different classes represent a capital structure change only and does not impact total shareholders’ equity, net assets, or results of operations. The effect is limited to reclassification within equity, with no impact on the financial statements under U.S. GAAP.

Statutory reserves and restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s entities only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s PRC subsidiaries are required to annually appropriate 10% of their net after-tax income to a statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As of December 31, 2025 and June 30, 2025, the Company’s PRC entities collectively attributed nil and $374,343 retained earnings to their statutory reserves, respectively. For the Six Months Ended December 31, 2025, the company dissolved one subsidiary, and correspondingly, the statutory reserves of the subsidiary were reversed, as of $ 48,530. As a result, the statutory reserves of the parent company were reversed contemporaneously.

As a result of these PRC laws and regulations and the requirement that distributions by the PRC entities can only be paid out of distributable profits computed in accordance with PRC accounting standards and regulations, the PRC entities are restricted from transferring a portion of their net assets. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries. As of December 31, 2025 and June 30, 2025, the aggregate amounts of restricted net assets of the relevant PRC entities amounted to $ 626,543 and $ 548,657, respectively.